REVERSAL OF IMPAIRMENT OF FINANCIAL ASSETS, NET	12 Months Ended
Dec. 31, 2023
REVERSAL OF IMPAIRMENT OF FINANCIAL ASSETS, NET
REVERSAL OF IMPAIRMENT OF FINANCIAL ASSETS, NET

13.REVERSAL OF IMPAIRMENT OF FINANCIAL ASSETS, NET

The reversal of impairments of financial assets includes the following amounts:

In € thousand	12/31/2023	12/31/2022	12/31/2021
Reversal of receivables from the Silicon Group	21,375	—	—
Reversal of impairment of shareholder loan (included in trade and other receivables)	1,418	3,091	3,284
Other	(97)	—	49
Total	22,696	3,091	3,333

For additional information on the Silicon Group impairment reversal refer to note 5. Significant Events in the Period ended December 31, 2023. The reversals of impairment of the shareholder loan in prior years are due to the fact that the estimated repayment date is getting closer every year.

The shareholder loan was repaid during the financial year ended December 31, 2023. Therefore, the expected credit loss that was previously recognized on the shareholder loan was reversed during the financial year ended December 31, 2023.